First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 97.9%
	Alabama — 1.9%
$2,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No. 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	$1,998,367
530,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	553,241
1,340,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,411,815
1,000,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser A-1 (Mandatory put 01/01/31)	5.50%	11/01/53	1,068,799
1,500,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/49	1,580,556
2,425,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,401,485
1,650,000	Univ of AL at Birmingham Gen Rev Brd of Trustees, Ser B	3.00%	10/01/41	1,357,288
1,000,000	W Jefferson AL Indl Dev Brd Sol Wst Disp Rev Var AL Pwr Miller Plt Var Remk (a)	4.05%	12/01/38	1,000,000
				11,371,551
	Arizona — 4.5%
1,790,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/39	1,767,413
610,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/49	569,444
500,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (b)	5.00%	07/01/29	505,679
750,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	735,989
700,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Pebble, Ser A (b)	5.00%	07/15/40	681,065
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (b)	5.00%	12/15/39	394,013
1,000,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (b)	5.75%	07/15/38	1,017,880
1,670,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser A (b)	5.13%	07/01/37	1,676,492
2,240,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser A (b)	5.25%	07/01/47	2,178,409
1,055,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (b)	4.00%	07/01/27	1,037,418
300,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (b)	5.00%	07/01/37	300,588
365,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/33	345,545
385,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/34	360,952
950,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/41	798,351
1,500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/51	1,146,112
1,740,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/41	1,466,984
1,000,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/51	761,451
500,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Royal Oaks Inspirata Pointe Proj, Ser A	5.00%	05/15/41	470,988
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/39	986,345
2,035,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/49	1,902,330
770,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (b)	4.00%	07/01/26	763,379

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$3,000,000	Maricopa Cnty Indl Dev Auth Exempt Facs Rev Comml Metals Company Proj, AMT (b)	4.00%	10/15/47	$2,578,406
2,000,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Fac Legacy Trad Schs Projs (b)	5.00%	07/01/45	1,909,354
2,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (b)	4.00%	12/01/51	1,465,418
100,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	101,503
1,000,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (b)	6.75%	11/15/42	1,073,657
				26,995,165
	Arkansas — 1.0%
3,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	3,038,154
1,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond US Steel Corp Proj, AMT	5.70%	05/01/53	1,028,424
2,000,000	AR St Dev Fin Auth Indl Dev Rev Sustainable Bonds Hybar Steel Proj, Ser A, AMT (b)	6.88%	07/01/48	2,164,946
				6,231,524
	California — 4.5%
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Sustainable Bond, Ser A (b)	5.00%	11/15/51	217,111
250,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.25%	07/01/48	245,599
2,500,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/42	2,560,440
1,050,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	1,043,297
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (b)	5.50%	06/01/38	452,961
2,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (b)	5.00%	11/01/46	1,937,004
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	210,891
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	1,268,024
1,225,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, AMT (Mandatory put 06/03/24) (a)	4.10%	10/01/45	1,224,304
2,280,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	2,267,192
1,300,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	1,335,541
1,250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	1,250,615
2,000,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	11/21/45	2,000,190
1,000,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (b)	5.00%	10/01/42	980,858
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	569,615
1,500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	1,087,913
500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	378,879
1,000,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref Tobacco Stlmt Asset Backed Bonds, Ser A-1	5.00%	06/01/51	1,034,375
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	300,693
450,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/41	404,097

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$850,000	Roseville CA Spl Tax The Ranch at Sierra Vista Cmnty Facs Dt No. 1	5.00%	09/01/48	$843,971
1,100,000	Roseville CA Spl Tax The Ranch at Sierra Vista Cmnty Facs Dt No. 1	5.00%	09/01/53	1,077,959
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/44	2,054,889
1,615,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/42	1,811,831
				26,558,249
	Colorado — 5.9%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	925,060
1,000,000	Baseline Met Dist #1 CO Spl Rev, Ser A	5.00%	12/01/51	887,485
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	506,511
1,000,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	834,455
505,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Skyview Acdmy Proj (b)	4.13%	07/01/24	503,486
750,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Skyview Acdmy Proj (b)	5.50%	07/01/49	750,013
1,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (b)	5.00%	12/15/45	964,433
1,400,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/37	1,400,347
1,500,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A	5.25%	12/01/54	1,598,771
950,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	912,781
1,275,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,300,743
670,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/35	633,835
1,125,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	984,057
625,000	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (c) (d)	5.25%	11/01/32	218,750
1,120,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/40	1,270,134
1,100,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/45	1,225,630
1,220,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	1,295,834
500,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	500,361
1,700,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/41	1,591,161
1,510,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/51	1,312,243
1,500,000	Four Corners Busn Impt Dist CO Ltd Tax Supported	6.00%	12/01/52	1,376,925
1,000,000	Grandview Reserve Met Dist #3 CO Sr Bonds, Ser A	6.25%	12/01/52	943,681
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	492,518
1,000,000	Lanterns Met Dist #3, Ser A-1	7.25%	12/01/53	1,042,185
1,000,000	Meridian Ranch Met Dist 2018 Subdistrict CO	6.75%	12/01/52	1,000,229
2,000,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	1,802,885
905,000	Mountain Brook Met Dist CO	4.50%	12/01/41	731,160
500,000	Peak Met Dist #1 CO, Ser A (b)	4.00%	12/01/35	431,605
1,000,000	Peak Met Dist #1 CO, Ser A (b)	5.00%	12/01/41	889,681
1,200,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,067,114
1,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (b)	5.00%	12/15/41	1,486,367
500,000	Prairie Ctr Met Dist #7 CO	4.13%	12/15/36	446,816

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$550,000	Sterling Ranch Cmnty Auth Brd CO Supported Rev Ref Sr, Ser A	6.13%	12/01/39	$558,833
900,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	866,799
1,520,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	1,487,493
700,000	W Meadow Met Dist CO Ref Sr Bonds, Ser A (b)	6.00%	12/01/38	716,114
				34,956,495
	Connecticut — 1.4%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	269,967
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	1,940,865
800,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	4.00%	07/01/37	796,611
2,725,000	CT St Hlth & Eductnl Facs Auth Rev Trinity Hlth Corp	5.00%	12/01/45	2,758,088
2,500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (b)	5.00%	04/01/39	2,481,416
				8,246,947
	Delaware — 0.2%
875,000	Bridgeville DE Spl Oblig Heritage Shores Spl Dev Dist (b) (e)	5.25%	07/01/44	902,386
415,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (b)	5.00%	07/01/28	414,834
				1,317,220
	Florida — 15.5%
500,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	434,781
100,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (b)	4.30%	05/01/42	90,761
1,655,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (b)	4.45%	05/01/52	1,444,386
2,380,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (b)	5.25%	05/01/43	2,388,461
2,000,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Assmt Area 3A (b)	5.13%	11/01/49	1,944,443
485,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	4.00%	05/01/52	390,526
1,000,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	5.00%	05/01/53	941,026
1,000,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	829,651
2,000,000	Bexley CDD FL Spl Assmnt Rev	4.88%	05/01/47	1,876,011
1,600,000	Bridgewater N Cmnty Dev Dist FL Capital Impt Rev	4.00%	05/01/42	1,352,371
895,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/41	740,060
525,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/51	392,459
180,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	174,204
1,070,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	1,045,575
1,000,000	Celebration Pointe Cmnty Dev Dist No 1 FL Spl Assmnt Rev	4.00%	05/01/53	804,754
1,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (b)	5.00%	10/01/34	1,024,970
1,595,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/41	1,431,832
4,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/51	3,276,283

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$595,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	$596,412
1,000,000	Coco Palms FL CDD Spl Assmnt	5.00%	05/01/46	979,075
1,500,000	Connerton E CDD FL Spl Assmnt Area One	5.25%	06/15/43	1,527,107
1,000,000	Crosswinds E CDD FL Spl Assmnt Area One Proj	5.50%	05/01/44	1,001,600
1,500,000	Crosswinds E CDD FL Spl Assmnt Area One Proj	5.75%	05/01/54	1,493,616
600,000	Cypress Bluff CDD FL Spl Assmnt Del Web Proj, Ser A (b)	3.63%	05/01/40	558,113
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	828,206
2,645,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/42	2,293,702
3,135,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	2,467,374
845,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (b)	5.00%	11/01/29	855,959
1,000,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (b)	5.50%	11/01/39	1,019,444
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,005,604
1,385,000	FL St Dev Fin Corp Eductnl Facs Rev Ref Global Outreach Chrt Acdmy Proj, Ser A (b)	4.00%	06/30/56	959,523
250,000	FL St Dev Fin Corp Ref Brightline FL Passenger Rail Proj, AGM, AMT (e)	5.25%	07/01/53	260,705
2,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Var Waste Pro USA Inc Proj, AMT (Mandatory put 07/01/26) (b)	6.13%	07/01/32	2,041,635
1,005,000	FL St Dev Fin Corp Sr Living Rev Ref Mayflower Retmnt Cmnty Proj, Ser A (b)	4.00%	06/01/41	745,509
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Area 1 Proj (b)	4.00%	05/01/40	476,649
1,750,000	Fort Lauderdale FL Wtr & Swr Rev Enabling Wks Proj, Ser A	5.50%	09/01/53	1,942,215
2,000,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev, Ser A, AMT	4.00%	10/01/35	2,004,652
1,060,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	934,527
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,023,159
500,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	4.70%	05/01/31	497,985
500,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	5.50%	05/01/44	494,620
1,000,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	5.80%	05/01/54	984,630
1,000,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (b)	4.00%	05/01/40	883,596
750,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	5.00%	05/01/38	757,059
1,325,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Stewardship Dist Azario Proj	4.00%	05/01/50	1,085,343
2,575,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point Waterside Hlth Proj	5.00%	11/15/49	2,484,971
1,790,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	4.00%	05/01/52	1,415,129
300,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area Two Proj Pod 5, Ser AA2	5.70%	05/01/44	297,207
2,570,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,583,706
1,240,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	4.00%	05/01/51	991,674
1,885,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,773,982
1,500,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area Two	3.38%	11/01/41	1,203,650
1,000,000	N Springs FL Impt Dist Parkland Bay Assmt Area (b)	4.88%	05/01/38	999,495
1,300,000	Old Hickory CDD FL Spl Assmnt Spl Asmt	4.00%	06/15/40	1,161,215
465,000	Parkland Preserve CDD FL Spl Assmnt Rev 2019A Spl Assmnts, Ser A	5.25%	05/01/39	471,688
1,000,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (f)	5.88%	01/01/33	956,843
610,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	524,512

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$690,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	5.88%	12/15/43	$715,339
1,000,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	6.13%	12/15/53	1,036,300
1,710,000	Reunion E FL CDD Spl Assmnt, Ser 2021	4.00%	05/01/51	1,395,971
770,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	3.38%	05/01/31	712,792
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	439,030
750,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	600,778
2,765,000	Saltleaf CDD FL Capital Impt Rev	6.00%	05/01/56	2,703,765
3,055,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	2,512,345
2,000,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	1,562,698
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (b)	5.00%	03/01/30	250,162
490,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (b)	5.25%	11/01/39	496,281
1,000,000	Shingle Creek At Bronson CDD FL Spl Assmnt	3.50%	06/15/41	879,239
1,950,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	1,572,068
2,580,000	Stillwater CDD FL Sp Assmnt Spl Assmt 2021 Proj (b)	3.50%	06/15/41	2,101,440
2,000,000	The Heights CDD FL Spl Assmnt Rev CDD	5.00%	01/01/50	1,905,012
835,000	Triple Creek FL CDD Spl Assmnt Vlgs Q&R Proj (b)	4.00%	11/01/51	672,285
1,055,000	Trout Creek CDD FL Capital Impt Rev	4.00%	05/01/51	834,646
230,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	227,130
1,370,000	W Vlgs FL Impt Dist Ref Spl Assmt Unit Dev #1	4.63%	05/01/38	1,301,505
1,000,000	W Vlgs FL Impt Dist Unit Dev #10 Assmnt Area One	5.38%	05/01/44	983,263
900,000	Westside FL CDD Spl Assmnt Rev Ref (b)	4.13%	05/01/38	824,972
1,865,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	1,872,299
1,190,000	Wildblue CDD FL Spl Assmnt (b)	4.25%	06/15/39	1,083,058
				92,847,023
	Georgia — 5.3%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	989,229
2,800,000	Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev Var GA Pwr Co Plt Bowen Proj, AMT (a)	4.15%	11/01/62	2,800,000
4,400,000	Burke Cnty GA Dev Auth Poll Control Rev Adjustable GA Pwr Co Plant Vogtle Proj Remk (a)	4.15%	11/01/52	4,400,000
3,300,000	Burke Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (a)	4.15%	11/01/48	3,300,000
500,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (b)	6.00%	06/15/43	503,706
1,750,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (b)	6.40%	06/15/53	1,762,774
1,125,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser A	5.75%	04/01/53	1,246,367
2,000,000	Floyd Cnty GA Dev Auth Adj GA Pwr Co Plt Hammond Proj (a)	4.15%	09/01/26	2,000,000
1,335,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	1,338,979
1,500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	1,417,714
500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser B (b)	5.00%	01/01/36	498,014
1,750,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	1,739,360

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$1,285,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	$1,286,039
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	999,454
3,435,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/30)	5.00%	09/01/53	3,618,576
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	2,071,848
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser E-1 (Mandatory put 06/01/31)	5.00%	12/01/53	1,056,615
350,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/30	381,332
				31,410,007
	Guam — 0.1%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/35	252,596
155,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	158,024
				410,620
	Idaho — 1.2%
985,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/25	983,687
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,272,164
1,000,000	Idaho Falls ID Auditorium Dist Annual Approp Ctfs, COPS (b)	5.25%	05/15/51	969,106
4,000,000	Spring Vly Cmnty Infra Dist #1 Spl Assmnt Area Two (b)	6.25%	09/01/53	4,059,063
				7,284,020
	Illinois — 3.3%
2,615,000	Chicago IL Brd of Edu Proj, Ser C	5.25%	12/01/35	2,614,879
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	306,741
3,500,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,697,722
1,000,000	Chicago IL Brd of Edu Sustainable Bond, Ser E	5.13%	12/01/32	999,984
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/35	1,041,798
1,130,000	Chicago IL Brd of Edu, Ser D	5.00%	12/01/46	1,110,440
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	810,792
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	418,224
1,300,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,321,142
400,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	402,661
250,000	IL St	5.50%	05/01/26	258,445
200,000	IL St	5.00%	06/01/27	204,652
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	254,774
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	254,512
100,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	100,535
300,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	303,475
145,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	147,094
2,000,000	IL St, Ser C	5.00%	11/01/29	2,088,286
545,000	IL St, Ser D	5.00%	11/01/24	547,651
1,660,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (b)	4.82%	01/01/41	1,504,800
1,000,000	S Wstrn IL Dev Auth Envrnmntl Impt Rev US Steel Corp Proj	5.75%	08/01/42	1,000,135
				19,388,742

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana — 1.0%
$250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (b)	5.30%	01/01/32	$223,045
1,410,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,407,955
535,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.50%	03/01/44	563,932
750,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/41	790,663
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (f)	5.25%	07/01/28	198,585
1,700,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	1,844,991
500,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	438,923
500,000	Valparaiso IN Exempt Facs Rev Ref Pratt Paper IN LLC Proj, AMT (b) (e)	4.88%	01/01/44	506,694
				5,974,788
	Iowa — 1.2%
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Alcoa Inc Proj	4.75%	08/01/42	2,931,760
1,300,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	1,349,520
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj	5.00%	12/01/50	3,125,203
				7,406,483
	Kansas — 0.6%
350,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	337,726
1,850,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/43	1,756,292
175,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections and Parks & Rec Projs	5.50%	09/01/34	204,960
1,250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (b)	5.75%	09/01/39	1,205,639
				3,504,617
	Kentucky — 2.8%
2,000,000	Boyle Cnty KY Eductnl Facs Rev Ref Centre Clg, Ser A	5.25%	06/01/43	2,127,572
875,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser A, AMT (b)	4.45%	01/01/42	859,197
1,000,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/41	1,004,819
1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	1,586,288
2,525,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	2,518,669
230,000	KY St Univ KY St Univ Proj, BAM, COPS	4.00%	11/01/41	227,281
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	956,552
7,600,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (a)	4.75%	08/01/61	7,600,000
				16,880,378
	Louisiana — 0.9%
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,416,359
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	215,186
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (b)	6.35%	07/01/40	1,081,404

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010A (b)	6.35%	10/01/40	$1,081,404
1,600,000	Saint James Parish LA Rev Var NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (b)	6.10%	12/01/40	1,740,077
				5,534,430
	Maine — 0.5%
3,000,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (b)	5.13%	08/01/35	3,007,839
	Maryland — 0.6%
1,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	1,011,697
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.95%	06/01/27	164,509
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.05%	06/01/28	171,217
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.15%	06/01/29	183,131
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.20%	06/01/30	172,371
900,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (b)	4.63%	07/01/43	845,892
1,000,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj, Ser A	5.38%	07/01/38	1,070,193
				3,619,010
	Massachusetts — 0.5%
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (b)	5.00%	11/15/28	515,274
500,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr Sustainable Bonds, Ser G	5.25%	07/01/48	529,802
1,020,000	MA St Dev Fin Agy Rev Ref Salem Cmnty Corp	5.13%	01/01/40	936,888
1,000,000	MA St Dev Fin Agy Rev UMass Dartmouth Stdt Hsg Proj	5.00%	10/01/48	963,109
				2,945,073
	Michigan — 1.5%
300,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	300,229
1,100,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/46	1,107,107
2,000,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/50	2,002,071
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.25%	07/01/48	1,117,987
2,000,000	MI St Fin Auth Rev Henry Ford Hlth Sys, Ser A	5.00%	11/15/48	2,056,325
2,230,000	MI St Strategic Fund Ltd Oblg Rev Var Sustainable Bond Recycled Brd Machine Proj, AMT (Mandatory put 10/01/26)	4.00%	10/01/61	2,220,302
				8,804,021
	Minnesota — 0.4%
150,000	Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj (b)	3.80%	08/01/27	146,102
1,200,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref Hgr Ground Acdmy Proj	4.25%	12/01/32	1,202,279
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	105,230
850,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/41	676,331
660,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/51	469,010
				2,598,952

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Mississippi — 1.2%
$5,800,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (a)	4.10%	07/01/25	$5,800,000
1,500,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj Ref MS Pwr Co Proj Remk, AMT (a)	4.10%	05/01/28	1,500,000
				7,300,000
	Missouri — 1.1%
500,000	Lees Summit MO Indl Dev Auth Sr Living Facs Rev John Knox Vlg, Ser A	5.00%	08/15/51	422,045
1,000,000	Lees Summit MO Indl Dev Auth Sr Living Facs Rev Ref John Knox Vlg, Ser A (e)	5.00%	08/15/39	1,022,465
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/29	559,497
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/42	992,949
80,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/35	80,029
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	536,717
10,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/29	10,093
1,145,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser B	5.00%	02/01/46	1,109,493
2,000,000	Taney Cnty MO Indl Dev Auth Sales Tax Rev Big Cedar Infra Proj (b)	6.00%	10/01/49	1,942,975
				6,676,263
	Nevada — 0.6%
775,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.00%	03/01/38	773,398
1,000,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.25%	03/01/48	957,415
445,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	5.75%	06/01/43	451,689
500,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	6.00%	06/01/48	510,022
190,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	4.00%	06/01/29	184,864
700,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/37	700,588
				3,577,976
	New Hampshire — 0.3%
2,000,000	Natl Fin Auth NH Rev Ref Sustainable Bond, Ser B, AMT (Mandatory put 07/02/40) (b)	3.75%	07/01/45	1,584,240
	New Jersey — 0.4%
950,000	NJ St Econ Dev Auth Spl Fac Rev Continental Airls Inc Proj Remk, Ser B, AMT	5.63%	11/15/30	958,431
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	100,796
205,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	203,634
560,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	616,633
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	535,172
				2,414,666
	New Mexico — 0.2%
535,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	3.75%	05/01/28	520,498
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.00%	05/01/33	477,416
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.25%	05/01/40	453,420
				1,451,334

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York — 5.0%
$1,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	$1,020,381
450,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	464,634
950,000	Nassau Cnty NY Loc Econ Asst Corp Edl Rev Roosevelt Children Acdmy Chrt Sch Proj, Ser A	5.00%	07/01/43	951,178
595,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution Fiscal 2018 Block 4, Ser AA	5.00%	06/15/38	619,163
2,625,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Subord Bonds, Ser C-1	4.00%	02/01/42	2,589,975
2,000,000	NY NY Adjustable Fiscal 2020, Subser B-3 (a)	3.90%	10/01/46	2,000,000
2,000,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	2,224,102
300,000	NY St Dorm Auth Revs Non St Supported Debt New York Institute of Technology	5.00%	07/01/44	315,298
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,582,987
500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	421,675
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/40	1,291,470
2,000,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.38%	10/01/45	1,933,751
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	1,000,070
3,695,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	3,879,078
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AMT	6.00%	06/30/54	1,096,502
500,000	Oyster Bay NY, Ser A, AGM	2.00%	03/01/35	385,198
2,000,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	2,023,343
2,000,000	Suffolk Regl Off Track Betting Corp NY Rev	6.00%	12/01/53	2,021,432
2,810,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo Sub, Ser B	5.00%	06/01/48	2,500,103
100,000	Westchester Cnty NY Loc Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	103,760
1,000,000	Westchester Cnty NY Loc Dev Corp Rev Ref Pur Sr Learning Cmnty Inc Proj, Ser A (b)	5.00%	07/01/56	916,452
460,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	468,610
				29,809,162
	North Carolina — 2.0%
3,300,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For the Aging Ref, Ser A	4.00%	03/01/41	2,741,778
500,000	NC St Med Care Commn Hlth Care Facs Rev Ref Pennybyrn at Maryfield	5.00%	10/01/30	496,194
1,940,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	1,724,850
2,850,000	NC St Med Care Commn Retmnt Facs Rev Ref Southminster Inc	5.00%	10/01/37	2,795,312
1,545,000	NC St Med Care Commn Retmnt Facs Rev The Forest at Duke Proj	4.00%	09/01/46	1,252,413
750,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/49	762,978
2,050,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.13%	10/01/54	2,087,224
				11,860,749

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Dakota — 0.1%
$520,000	Horace ND Ref	3.00%	05/01/36	$422,235
	Ohio — 3.8%
10,860,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	9,845,911
900,000	Cleveland Cuyahoga Cnty OH Port Auth Tax Incr Fing Rev Ref Sr Flats E Bank Proj, Ser A (b)	4.00%	12/01/55	708,588
2,245,000	Franklin Cnty OH Rev Trinity Hlth Credit Grp OH, Ser A	5.00%	12/01/47	2,270,470
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.25%	01/01/38	507,964
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.50%	01/01/43	510,667
3,000,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (b)	5.00%	07/01/49	2,762,210
2,410,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	2,415,206
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	930,075
2,535,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (a)	4.05%	01/15/51	2,535,000
490,000	Port of Gtr Cincinnati Dev Auth OH Rev (b)	3.75%	12/01/31	454,660
				22,940,751
	Oklahoma — 0.6%
2,500,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (b)	7.25%	09/01/51	2,478,359
1,165,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.25%	11/15/37	1,170,563
				3,648,922
	Oregon — 1.1%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	287,730
1,150,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	1,108,368
2,250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	2,072,706
575,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/37	566,104
500,000	OR St Facs Auth Rev Legacy Hlth Proj, Ser A	4.13%	06/01/52	459,483
500,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/38	495,515
750,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/43	719,742
750,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/42	740,091
				6,449,739
	Pennsylvania — 1.8%
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligted Grp Issue, Ser A	5.00%	04/01/32	314,554
1,855,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligted Grp Issue, Ser A	5.00%	04/01/47	1,877,905
500,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref United States Steel Corp Proj	4.88%	11/01/24	501,227
100,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	97,027
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,018,096
250,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/38	216,590
1,200,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	929,692

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,655,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Genration LLC Proj Ref, Ser C, AMT (Mandatory put 04/03/28)	4.45%	10/01/34	$1,681,721
1,000,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.25%	07/01/46	1,019,877
1,250,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	1,380,728
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	10,174
1,000,000	Philadelphia PA Arpt Rev Ref Priv Activity, AMT, AGM	4.00%	07/01/38	988,909
850,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/56	642,274
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	212,145
125,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	106,207
				10,997,126
	Puerto Rico — 3.2%
2,900,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	2,858,294
3,002,265	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	2,912,558
3,358,267	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/41	3,124,522
250,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.50%	01/01/42	295,336
1,559,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,565,059
1,170,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.55%	07/01/40	1,171,693
4,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	4,406,990
2,866,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Converted, Ser A-2	4.33%	07/01/40	2,806,763
				19,141,215
	Rhode Island — 0.4%
2,500,000	Tobacco Stlmt Fing Corp RI Ref, Ser A	5.00%	06/01/40	2,518,502
	South Carolina — 0.8%
380,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	359,203
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	230,040
2,000,000	Lexington Cnty SC Hlth Svcs Dist Lexington Med Ctr	5.00%	11/01/41	2,025,935
245,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	229,764
1,045,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	985,742
865,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	819,920
				4,650,604
	Tennessee — 0.6%
2,500,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	2,499,926
800,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	824,440
				3,324,366

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas — 7.7%
$1,160,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.00%	02/15/31	$1,053,266
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	776,562
2,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Var Basis TX Chrt Schs Inc (Mandatory put 06/15/26) (b)	4.50%	06/15/56	1,997,388
1,000,000	Aubrey TX Spl Assmnt Ref Jackson Ridge Pub Impt Dt Phase #1 & #2 Assmnts, BAM	5.00%	09/01/45	1,058,607
2,000,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/46	2,009,500
1,410,000	Cool Wtr Muni Util Dist TX, Ser A, BAM	5.00%	08/15/45	1,432,973
1,556,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (b)	4.25%	09/15/41	1,360,285
1,445,000	Fate TX Spl Assmnt Rev Monterra Pub Impt Dt Impt Area #1 Proj (b)	4.00%	08/15/51	1,135,636
1,000,000	Fate TX Spl Assmnt Rev Monterra Pub Impt Dt Impt Area #2 Proj (b)	5.38%	08/15/44	947,823
1,577,000	Ferris TX Spl Assmnt Rev Woodstone Pub Impt Dist No 2 Impt Area 1 Proj (b)	4.00%	09/01/51	1,222,408
400,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/37	428,466
250,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/38	265,458
500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Memorial Hermann Hlth Sys	5.00%	07/01/45	506,055
500,000	Harris Cnty TX Indl Dev Corp Var Ref Energy Transfer Proj (Mandatory put 06/01/33)	4.05%	11/01/50	495,438
1,025,000	Haslet TX Spl Assmnt Rev Haslet Pub Impt Dist #5 Impt Area #1 (b)	4.13%	09/01/39	911,607
2,500,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AMT, AGM	5.25%	07/01/48	2,656,657
1,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Arpt Impt Proj, Ser C, AMT	5.00%	07/15/27	1,014,395
1,250,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,267,796
1,460,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	1,371,617
1,065,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	1,000,427
450,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (b)	3.38%	09/01/41	361,376
690,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Area #4 (b)	4.50%	09/01/33	689,216
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (b)	4.13%	09/01/29	244,384
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (b)	4.63%	09/01/39	471,924
155,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (b)	4.35%	08/15/25	155,486
1,000,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	3.38%	09/01/42	759,171
1,350,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	4.00%	09/01/52	1,054,570
1,410,000	Matagorda Cnty TX Nav Dist #1 Ref AEP Tex Centrl Company Proj Remk, Ser B-2	4.00%	06/01/30	1,391,355
2,750,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (b)	5.00%	09/15/51	2,571,160

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,235,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	$1,213,658
1,580,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,544,518
300,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/37	284,587
600,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/42	647,657
2,200,000	Princeton TX Spl Assmnt Rev Whitewing Trails Pub Impr Dist #2 Phase 2 Proj Rev (b)	5.13%	09/01/43	2,115,292
1,550,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (b)	5.13%	09/01/42	1,482,920
223,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	3.75%	09/15/31	206,234
500,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.13%	09/15/41	429,094
765,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.25%	09/15/51	614,840
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Cook Childrens Med Ctr	5.00%	12/01/44	1,000,047
3,500,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	3,861,850
1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/42	1,859,308
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	250,601
				46,121,612
	Utah — 2.6%
1,500,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (b)	4.00%	03/01/51	1,094,492
500,000	Downtown E Streetcar Swr Pub Infra Dist Sr Lien, Ser A (b)	5.75%	03/01/42	485,791
1,000,000	Firefly Pub Infra Dist #1 UT, Ser A-1 (b)	6.63%	03/01/54	1,011,895
2,000,000	Jordanelle Ridge Pub Infra Dist #2 UT, Ser A (b)	7.75%	03/01/54	1,987,921
1,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.25%	06/01/41	768,696
3,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.63%	06/01/57	2,088,679
3,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,150,563
500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (b)	4.13%	02/01/41	377,277
1,500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (b)	4.38%	02/01/51	1,053,351
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain W Montessori Acdmy Proj, Ser A (b)	5.00%	06/15/39	444,776
1,705,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Ronald Wilson Reagan Acdmy Proj, Ser A (b)	5.00%	02/15/46	1,574,993
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (b)	5.00%	06/15/39	646,627
1,605,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy, Ser A (b)	5.63%	06/15/42	1,613,540
				15,298,601
	Vermont — 0.0%
260,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	237,465
	Virginia — 1.9%
2,500,000	Botetourt Cnty VA Rsdl Care Fac Rev Ref Glebe Inc, Ser A	6.00%	07/01/44	2,500,627
1,060,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/37	1,080,467

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$600,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/47	$600,170
2,000,000	VA Small Busn Fing Auth Priv Activity Rev Sr Transform 66 P3 Proj, AMT	5.00%	12/31/49	2,010,309
1,000,000	VA St Small Bus Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/38	1,043,711
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	744,170
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/29	1,034,522
2,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	7.00%	09/01/53	2,217,994
				11,231,970
	Washington — 1.6%
1,000,000	Port of Seattle WA Rev Ref Intermediate Lein Priv Activity, Ser C, AMT	5.00%	08/01/39	1,049,871
2,000,000	Port of Seattle WA Rev Ref Intermediate Lein Priv Activity, Ser C, AMT	5.00%	08/01/46	2,062,105
1,950,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	2,047,279
875,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	797,963
1,500,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/43	1,540,361
500,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio (e)	5.50%	07/01/49	529,632
710,000	WA St Hsg Fin Commn Nonprofit Rev Spokane Int Acad Proj, Ser A (b)	5.00%	07/01/50	651,807
956,673	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1	3.50%	12/20/35	870,382
				9,549,400
	West Virginia — 1.0%
750,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (b)	5.00%	06/01/33	773,951
500,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (b)	5.75%	06/01/43	523,868
2,000,000	S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (f)	4.50%	06/01/50	1,514,163
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Arch Res Proj, AMT (Mandatory put 07/01/25)	4.13%	07/01/45	995,072
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,002,783
1,050,000	WV St Hosp Fin Auth Vandalia Hlth Grp, Ser B, AGM	5.50%	09/01/48	1,144,212
				5,954,049
	Wisconsin — 5.1%
1,600,000	Pub Fin Auth WI Chrt Sch Rev American Prep Acdmy Las Vegas 2 Proj, Ser A (b)	5.00%	07/15/54	1,435,134
915,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	4.00%	06/15/30	891,681
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/40	798,499
685,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/54	636,733
475,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	4.00%	07/01/30	447,154
300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	6.38%	07/01/43	308,198

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	5.00%	07/01/55	$1,093,610
550,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	6.75%	07/01/58	567,865
405,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	4.20%	07/15/27	398,312
375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	5.13%	07/15/37	375,903
1,000,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/43	956,900
1,500,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/45	1,416,208
500,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	499,993
200,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	183,807
1,140,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc	5.00%	06/15/42	1,077,326
1,175,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	990,527
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	161,470
1,500,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (b)	4.00%	12/01/41	1,241,284
1,000,000	Pub Fin Auth WI Hotel Rev Sr Lien Grand Hyatt San Antonio Hotel Acq Proj, Ser A	5.00%	02/01/42	1,015,201
1,335,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	5.00%	11/15/41	1,379,282
2,000,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (f)	6.85%	01/01/51	1,473,859
1,000,000	Pub Fin Auth WI Rev Unrefunded Roseman Univ Hlth Sciences Proj (b)	4.00%	04/01/42	890,163
3,000,000	Pub Fin Auth WI Spl Rev Astro TX Land Projs (b)	5.50%	12/15/28	3,008,594
1,215,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.00%	05/15/31	1,205,743
1,275,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.00%	05/15/32	1,263,342
1,225,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.25%	05/15/47	1,122,488
1,900,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/44	1,831,700
1,750,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (b)	5.00%	06/01/41	1,743,916
925,000	Public Fin Auth WI Chrt Sch Rev American Preparatory Acdmy Las Vegas 2 Proj, Ser A (b)	5.00%	07/15/39	906,605
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.50%	12/01/52	1,075,341
				30,396,838

	Total Investments — 97.9%			584,850,939
	(Cost $589,522,747)
	Net Other Assets and Liabilities — 2.1%			12,755,764
	Net Assets — 100.0%			$597,606,703
Futures Contracts at April 30, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	Short	125	Jun-2024	$(13,777,344)	$311,534

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $163,125,659 or 27.3%
of net assets.

(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	This issuer is in default and interest is not being accrued by the Fund.
(e)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2024. Interest will begin accruing on the security’s first settlement date.
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
COPS	– Certificates of Participation

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows:

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$584,850,939	$—	$584,850,939	$—
Futures Contracts	311,534	311,534	—	—
Total	$585,162,473	$311,534	$584,850,939	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Restricted Securities
As of April 30, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	08/31/18	$200,000	$99.29	$201,107	$198,585	0.03%
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	10/23/20	1,000,000	95.68	1,000,000	956,843	0.16
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.85%, 01/01/51	12/17/21	2,000,000	73.69	1,963,927	1,473,859	0.25
S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A, 4.50%, 06/01/50	01/14/22	2,000,000	75.71	2,005,845	1,514,163	0.25
				$5,170,879	$4,143,450	0.69%